Finance lease receivables - Maturity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Maturity analysis of lease receivables, showing the undiscounted lease payments to be received
Undiscounted lease receivables	$ 18,844	$ 11,686
Less: Unearned finance income	(1,300)	(521)
Total	17,544	11,165	$ 2,684
Less than one year
Maturity analysis of lease receivables, showing the undiscounted lease payments to be received
Undiscounted lease receivables	8,076	8,765
Less: Unearned finance income	(856)	(482)
Total	7,220	8,283
Between 1 and 2 years
Maturity analysis of lease receivables, showing the undiscounted lease payments to be received
Undiscounted lease receivables	8,076	2,921
Less: Unearned finance income	(411)	(39)
Total	7,665	$ 2,882
Between 2 and 3 years
Maturity analysis of lease receivables, showing the undiscounted lease payments to be received
Undiscounted lease receivables	2,692
Less: Unearned finance income	(33)
Total	$ 2,659